Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 21,389,809	$ 25,285,439
Cost of revenues	(20,606,704)	(22,812,668)
Gross profit	783,105	2,472,771
Operating expenses
General and administrative expenses	(2,613,863)	(1,808,383)
Total operating expenses	(2,613,863)	(1,808,383)
(Loss) Income from operations	(1,830,758)	664,388
Other income	6,792	781
Interest expense, net	(42,308)	(56,490)
Total other expenses, net	(35,516)	(55,709)
(Loss) Income before income tax expenses	(1,866,274)	608,679
Income tax expenses		(81,397)
Net (loss) income	(1,866,274)	527,282
Total comprehensive (loss) income	$ (1,866,274)	$ 527,282
Net (Loss) Income per share attributable to ordinary shareholders
Basic	$ (0.09)	$ 0.03
Diluted	$ (0.09)	$ 0.03
Weighted average number of ordinary shares used in computing net (loss) income per share, Basic	20,857,458	20,000,000
Weighted average number of ordinary shares used in computing net (loss) income per share, Diluted	20,857,458	20,000,000